Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 - INVENTORIES:

Inventories consisted of the following:

	December 31
	2024	2023
Finished products	$1,345	$1,163
Raw and packaging materials	13,563	11,882
Products in process	968	129
	$15,876	$13,174

The Company recorded inventory write-downs in the amount of $0 and $238 for the year ended December 31, 2024 and 2023, respectively. These write-downs are linked to slow-moving inventory.